Pension and Post Retirement Medical Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($) Bonds	Dec. 31, 2013 USD ($) Bonds	Dec. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Retiree medical plan liability			$ 11,100,000
Amortization period			6 years
Net periodic benefit costs reduction	$ 1,800,000	$ 1,800,000	$ 1,500,000
Net periodic benefit costs reduction, Thereafter			1,800,000
Net actuarial loss	2,700,000
Total contributions to the U.S. Pension Plans and International Pension Plans	$ 6,100,000	$ 8,200,000	10,100,000
AA Rating [Member]
Defined Benefit Plan Disclosure [Line Items]
U. S plan yield, market weighted corporate bonds | Bonds	774	700
U S Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age eligible criteria for U.S. Retiree Medical Plan	40 or older
U S Retiree Medical Plan [Member] | Pre-age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer-provided subsidy for postretirement benefit		$ 160
U S Retiree Medical Plan [Member] | Post-age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer-provided subsidy for postretirement benefit			$ 80
US Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss) into net periodic pension cost	$ 2,900,000
Total contributions to the U.S. Pension Plans and International Pension Plans	$ 5,200,000	$ 7,500,000
US Pension Plans Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Portfolio of equity securities, currently targeted	50.00%
US Pension Plans Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Portfolio of equity securities, currently targeted	50.00%
International Pension Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Portfolio of equity securities, currently targeted	70.00%
International Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Portfolio of equity securities, currently targeted	30.00%